Related Party Transactions - Schedule of Loan Granted to Related Parties (Detail) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Loans and acounts receivable from customers
Loans and receivables to customers, net	$ 62,261	$ 22,739
Productive Companies [member]
Loans and acounts receivable from customers
Commercial loans	170,873	113,202
Allowance for loan losses	(2,550)	(1,627)
Loans and receivables to customers, net	168,323	111,575
Productive Companies [member] | Commercial loans [member]
Loans and acounts receivable from customers
Commercial loans	170,873	113,202
Investment Companies [member]
Loans and acounts receivable from customers
Commercial loans	64,073	79,715
Allowance for loan losses	(70)	(5,252)
Loans and receivables to customers, net	64,003	74,463
Investment Companies [member] | Commercial loans [member]
Loans and acounts receivable from customers
Commercial loans	64,073	79,715
Individuals [member]
Loans and acounts receivable from customers
Commercial loans	31,075	28,084
Allowance for loan losses	(63)	(96)
Loans and receivables to customers, net	31,012	27,988
Individuals [member] | Commercial loans [member]
Loans and acounts receivable from customers
Commercial loans	3,960	3,730
Individuals [member] | Mortgages loans [member]
Loans and acounts receivable from customers
Commercial loans	21,154	19,273
Individuals [member] | Consumer loans [member]
Loans and acounts receivable from customers
Commercial loans	$ 5,961	$ 5,081